Stockholders' Equity: (Details) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended		3 Months Ended	0 Months Ended			1 Months Ended
	Sep. 30, 2013 [RedeemableConvertiblePreferredStockSeriesAMember]	Jun. 30, 2013 [RedeemableConvertiblePreferredStockSeriesAMember]	Jun. 30, 2012 [RedeemableConvertiblePreferredStockSeriesAMember]	Mar. 16, 2010 [LangtryMineralAndDevelopmentLLCMember]	Mar. 16, 2010 [LangtryMineralAndDevelopmentLLCMember] [RedeemableConvertiblePreferredStockSeriesAMember]	Sep. 30, 2013 [LangtryMineralAndDevelopmentLLCMember] [RedeemableConvertiblePreferredStockSeriesAMember]	Mar. 16, 2010 [ChiefExecutiveOfficerMember] [TaurenAndLangtryMember]	Nov. 24, 2009 [ChiefExecutiveOfficerMember] [TaurenAndLangtryMember]	Feb. 23, 2009 [SubscriptionAndRegistrationRightsAgreementsMember]	Aug. 31, 2009 [SubscriptionAndRegistrationRightsAgreementsMember]	Sep. 30, 2013 [SubscriptionAndRegistrationRightsAgreementsMember]	Jun. 30, 2013 [SubscriptionAndRegistrationRightsAgreementsMember]
Stockholders' equity
Shares issued				10,350,000		2,355			2,104,001
Number of common stock shares for which warrants are issued									1,052,000		787,294
Consideration paid by investors for common stock and warrants										$ 1,788,400
Exercise price of warrants (in dollars per share)											$ 0.8389	$ 0.85
Payments of broker-dealer commissions										59,500
Drilling credits acquired from related party								30,952,810
Royalty interest in leasehold rights conveyed as consideration for drilling credits (as a percent)							2.00%
Preferred stock, stated value					$ 10,350,000
Preferred stock Series A, conversion price (in dollars per share)					$ 1.20
Conversion term of convertible preferred stock					5 years
Dividend rate (as a percent)	8.00%	8.00%	8.00%		8.00%
Preferred stock in lieu of dividends (in shares)						16,968